INVENTORIES	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2018	2017

Raw materials	$4,762	$2,346
Work in progress	1,952	1,378
Finished products	7,149	5,872

	$13,863	$9,596